JOINT VENTURE INVESTMENTS - DSS HOLDINGS L.P. AND SUBSIDIARIES	9 Months Ended
Dec. 31, 2018
DSS holding
Schedule of Equity Method Investments [Line Items]
JOINT VENTURE INVESTMENTS

3.           JOINT VENTURE INVESTMENTS

NT Suez Holdco LLC — In September 2014, the Company formed a joint venture, NT Suez Holdco LLC (“NT Suez”), to purchase two Suezmax newbuildings. The two vessels were delivered in October and November 2016.

NT Suez is owned 51% by the Company and 49% by WLR/TRF Shipping S.a.r.l (“WLR/TRF”). WLR/TRF is indirectly owned by funds managed or jointly managed by WL Ross & Co, LLC (“WLR”), including WLR Recovery Fund V DSS AIV, L.P. and WLR V Parallel ESC, L.P., which are also shareholders of the Company. WLR is a fund manager that manages the Company’s largest shareholders.

The investments NT Suez received from the Company and WLR/TRF during the nine months ended December 31, 2018 and the years ended March 31, 2018 and 2017, which were used for shipyard installment payments and working capital, are as follows:

	Nine Months
	Ended	Year Ended	Year Ended
	December31,	March 31,	March 31,
	2018	2018	2017
Total investments in NT Suez – Beginning of period	$72,104,800	$70,104,800	$37,025,600
Company’s investments in NT Suez	—	1,020,000	16,870,392
TRF’s investments in NT Suez	—	980,000	16,208,808
Total year’s investments in NT Suez	—	2,000,000	33,079,200
Total investments in NT Suez – End of period	$72,104,800	$72,104,800	$70,104,800

Management has determined that NT Suez qualifies as a variable interest entity, and, when aggregating the variable interests held by the related parties (i.e. the Company and WLR/TRF), the Company is the primary beneficiary as the Company has the ability to direct the activities that most significantly impacts NT Suez’s economic performance. Accordingly, the Company consolidates NT Suez.

Diamond Anglo Ship Management Pte. Ltd. — In January 2018, the Company and Anglo Eastern Investment Holdings Ltd. (“AE Holdings”), a third party, formed a joint venture, Diamond Anglo Ship Management Pte. Ltd. (“DASM”). DASM is owned 51% by the Company and 49% by AE Holdings as of December 31, 2018, and was formed to provide ship management services to the Company’s vessels.

During the nine months ended December 31, 2018, the Company and AE Holdings contributed investments of  $51,000 and $49,000, respectively, to DASM, which was used for general and administrative expenses.

Management has determined that DASM qualifies as a variable interest entity, and, when aggregating the variable interests held by the Company and AE Holdings, the Company is the primary beneficiary as the Company has the ability to direct the activities that most significantly impacts DASM’s economic performance. Accordingly, the Company consolidates DASM.